Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
G.	Stock-Based Compensation

The Company maintains a stock-based compensation plan (the “Incentive Stock Plan”) that governs stock awards made to employees and directors prior to completion of the IPO.

In November 2014, the Board of Directors of the Company (“the Board”), and in April 2015, the Company’s stockholders, approved the Company’s 2014 Equity Incentive Plan (the “2014 Plan”), which became effective in April 2015. The 2014 Plan provides for the grant of stock options, other forms of equity compensation, and performance cash awards. The maximum number of shares of common stock that may be issued under the 2014 Plan is 408,167 as of September 30, 2020. The number of shares of common stock reserved for issuance under the 2014 Plan will automatically increase on January 1 of each year, beginning on January 1, 2016, and ending on and including January 1, 2024, by 4% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Board. Pursuant to the terms of the 2014 Plan, on January 1, 2020, the common stock reserved for issuance under the 2014 Plan automatically increased by 90,876 shares.

During 2020, the Company granted to certain consultants fully vested restricted stock awards (“RSAs”) under the 2014 Plan. The RSAs were granted as compensation in accordance with each consultants consulting agreement for services performed during 2020. For the three and nine months ended September 30, 2020, RSAs were granted for a total of 1,384 and 9,205 shares of common stock.

During the second quarter of 2019, the Company granted to each non-employee member of the Company’s board of directors (each a “non-employee Director”) two separate fully vested RSAs under the 2014 Plan. The RSAs were granted in lieu of the quarterly cash compensation payable under the Company’s Third Amended and Restated Non-Employee Director Compensation Policy to each non-employee Director for service as a member of the Company’s board of directors, and applicable committees thereof, for the first and second quarters of 2019. For the three and nine months ended September 30, 2019, RSAs were granted for a total of 5,104 shares of common stock. No RSAs were granted during the three months ended September 30, 2019.

During the three and nine months ended September 30, 2020, stock options were exercised for a total of 279 shares of common stock. No stock options were exercised during the three and nine months ended September 30, 2019.

Stock-based compensation expense recorded under the Incentive Stock Plan and the 2014 Plan is included in the following line items in the accompanying condensed statements of operations (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Research and development	$157	$400	$748	$1,196
General and administrative	228	657	866	2,468
Severance expense	—	—	420	—

Total stock-based compensation expense	$385	$1,057	$2,034	$3,664

There was $0.3 million of stock-based compensation expense related to performance-based awards recognized during the three and nine months ended September 30, 2020. There was no stock-based compensation expense related to performance-based awards recognized during the three months ended September 30, 2020 or the three and nine months ended September 30, 2019.

L.	Stock-Based Compensation

The Company maintains a stock-based compensation plan (the “Incentive Stock Plan”) that governs stock awards made to employees and directors prior to completion of the IPO.

In November 2014, the Board of Directors of the Company (“the Board”), and in April 2015, the Company’s stockholders, approved the Company’s 2014 Equity Incentive Plan (the “2014 Plan”), which became effective in April 2015. The 2014 Plan provides for the grant of stock options, other forms of equity compensation, and performance cash awards. The maximum number of shares of common stock that may be issued under the 2014 Plan is 317,291 as of December 31, 2019. The number of shares of common stock reserved for issuance under the 2014 Plan will automatically increase on January 1 of each year, beginning on January 1, 2016, and ending on and including January 1, 2024, by 4% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Board. Pursuant to the terms of the 2014 Plan, on January 1, 2020, the common stock reserved for issuance under the 2014 Plan automatically increased by 90,876 shares.

During the second quarter of 2019, the Company granted to each non-employee member of the Company’s board of directors (each a “non-employee Director”) two separate fully vested restricted stock awards (“RSAs”) under the 2014 Plan. The RSAs were granted in lieu of the quarterly cash compensation payable under the Company’s Third Amended and Restated Non-Employee Director Compensation Policy to each non-employee Director for service as a member of the Company’s board of directors, and applicable committees thereof, in the first and second quarters of 2019. For the first and second quarter of 2019, RSAs were granted for a total of 2,650 and 2,454 shares of common stock, respectively.

In addition, the Company granted to a consultant fully vested RSAs under the 2014 Plan. The RSAs were granted as part of the monthly compensation package to the consultant for services performed. As of December 31, 2019, RSAs were granted for a total of 1,250 shares of common stock for this purpose.

During the year ended December 31, 2019 no stock options were exercised. During the year ended December 31, 2018, stock options to acquire 1,476 shares of common stock were exercised for approximately $68,000 with an intrinsic value of approximately $69,000.

Stock-based compensation expense recorded under the Incentive Stock Plan and the 2014 Plan is included in the following line items in the accompanying statements of operations (in thousands):

	Year ended December 31,
	2019	2018
Research and development	$1,459	$1,608
General and administrative	2,951	3,651
Severance expense	—	1,236

Total stock-based compensation expense	$4,410	$6,495

Stock Option Awards

The Company estimates the fair value of stock options using the Black-Scholes option-pricing model, which requires the use of subjective assumptions, including the expected term of the option, the expected stock price volatility, expected dividend yield and the risk-free interest rate for the expected term of the option. The expected term represents the period of time the stock options are expected to be outstanding. Due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected term of the stock options, the Company uses the simplified method to estimate the expected term for its “plain vanilla” stock options. Under the simplified method, the expected term of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. Some options, for example those that have exercise prices in excess of the fair value of the underlying stock, are not considered “plain vanilla” stock options. For these options, the Company uses an expected term equal to the contractual term of the option. Expected volatility for options granted prior to the second anniversary of the IPO is based on a blend of historical volatilities for publicly traded stock of comparable companies and the Company over the estimated expected term of the stock options. For options granted after the second anniversary of the IPO, expected volatility is based on the Company’s historical volatility over the estimated expected term of the stock options. The Company assumes no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company’s history of not paying dividends.

The Company recognizes compensation expense related to stock-based payment transactions upon satisfaction of the requisite service or vesting requirements. Forfeitures are estimated at the time of grant and revised based on actual forfeitures, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Using the Black-Scholes option-pricing model, the weighted-average fair value of awards granted during the years ended December 31, 2019 and 2018, fair value was $1.43 and $4.05 per share, respectively. After giving effect to the Reverse Stock Split effected in December 2020, the fair values became $22.88 and $64.80 per share, respectively. The assumptions used to estimate fair value are as follows:

	Year Ended December 31,
	2019	2018
Risk-free interest rate	1.75% - 2.61%	2.43% - 2.91%
Expected term (in years)	5.50 - 10.00	5.50 - 6.79
Expected volatility	84.82% - 85.93%	83.10% - 85.05%
Expected dividend yield	0%	0%

The activity under the Incentive Stock Plan and the 2014 Plan for the year ended December 31, 2019, is summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Avg Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding balance at January 1, 2019	231,477	$149.62	7.48	$—
Granted	143,223	$29.30
Exercised or released	(6,354)	$—
Canceled or forfeited	(42,209)	$140.81
Expired	(1,664)	$76.80

Outstanding balance at December 31, 2019	324,473	$100.96	7.63	$—

Exercisable at December 31, 2019	134,614	$172.84	6.04	$—

Vested and expected to vest at December 31, 2019	281,356	$114.56	7.30	$—

Information regarding currently outstanding and exercisable options as of December 31, 2019, is as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted Avg Remaining Contractual Term	Number of Shares	Weighted Avg Remaining Contractual Term
$8.2576 to $80.00	181,415	8.72	29,920	7.19
$80.01 to $160.00	68,914	6.74	37,478	5.62
$160.01 to $240.00	29,489	5.94	23,821	5.90
$240.01 to $320.00	23,719	5.70	22,459	5.67
$320.01 to $327.20	20,936	5.68	20,936	5.68

	324,473	7.63	134,614	6.04

The total fair value of stock options vested during the years ended December 31, 2019 and 2018, was $4.9 million and $5.9 million, respectively.

Unvested stock options as of December 31, 2019 and 2018, were as follows:

	Number of Unvested Shares
	December 31,
Exercise Price	2019	2018
$8.2576 to $80.00	151,495	39,646
$80.01 to $160.00	31,436	51,165
$160.01 to $240.00	5,668	11,659
$240.01 to $320.00	1,260	8,740
$320.01 to $327.20	—	5,432

Total number of unvested stock options	189,859	116,642

As of December 31, 2019, there was $3.8 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2014 Plan. That compensation cost is expected to be recognized over a weighted-average period of 2.29 years.

There was no stock-based compensation expense related to performance-based awards recognized during the years ended December 31, 2019 or 2018.